Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	PEO (Larkin)		Non-PEO NEOs(2)		Value of Initial Fixed $100 Investment Based on:(4)			Company Selected Measure ($ mil)
Fiscal Year(1) (a)	SCT Total for PEO (Larkin) (b)	Comp Actually Paid to PEO(3) (Larkin) (c)	Average SCT Total (f)	Average Comp Actually Paid(3) (g)	Granite TSR (h)	Peer Group TSR(5) (i)	GAAP Net Income(6) ($mil) (j)	Adjusted EBITDA(7) ($mil) (k)
2025	$9,861,425	$10,889,373	$2,020,251	$2,123,093	$457	$388	$193.0	$490.2
2024	$7,726,356	$9,099,937	$1,862,807	$2,052,950	$345	$287	$126.3	$374.8
2023	$4,224,356	$4,925,501	$1,440,131	$1,512,609	$199	$204	$43.6	$288.1
2022	$2,122,477	$1,971,387	$984,871	$904,514	$135	$171	$83.3	$194.6
2021	$2,363,579	$2,606,656	$853,298	$834,197	$147	$149	$10.1	$146.7

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Each of the five fiscal years presented include the average SCT totals of the Non-PEO NEOs as applicable in each reporting year. Fiscal year 2025 includes: Ms. Woolsey, Mr. Tatusko, Mr. Dowd, Mr. Williams, and Mr. Radich (former COO). Fiscal year 2024 includes: Ms. Curtis (former CFO), Mr. Radich, Mr. Tatusko, Ms. Woolsey and Mr. Dowd. Fiscal year 2023 includes: Ms. Curtis, Mr. Radich, Mr. Tatusko, and Ms. Woolsey. Fiscal year 2022 includes: Ms. Curtis, Mr. Radich, Mr. Tatusko, Ms. Woolsey and Mr. Richards (former Operating Group SVP). Fiscal year 2021 includes: Ms. Curtis, Mr. Radich, Mr. Tatusko, Mr. Dowd and Ms. Desai (former CFO).
Peer Group Issuers, Footnote	The amount represents the value of an initial fixed $100 investment on December 31, 2020, assuming reinvestment of all dividends.The peer group index is the Dow Jones U.S. Heavy Construction Index.
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the SCT values to determine CAP, as reported in the PVP table above. None of the NEOs participate in any defined benefit plan and as such there is no adjustment included in the table below. The following table details the applicable adjustments that were made to determine CAP.
PEO SCT Total to CAP Reconciliation

Fiscal Year	Deduct SCT Stock & Options Awards	Add Year- End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Equity Granted in Prior Years	Add Vesting Date Value of Awards Granted During the Year That Vested During the Year	Add Change in Value of Vested Equity Granted in Prior Years	Deduct Fair Value of Equity for Equity Granted that Forfeited/Failed to Meet Vesting Conditions	Total Change in Value of Equity
PEO (Larkin)
2025	($7,178,776)	$1,407,885	$443,687	$6,589,186	($234,033)	$0	$1,027,949
Average Non-PEO NEOs
2025	($1,096,740)	$91,890	$27,897	$1,095,320	($15,525)	$0	$102,842

Non-PEO NEO Average Total Compensation Amount	$ 2,020,251	$ 1,862,807	$ 1,440,131	$ 984,871	$ 853,298
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,123,093	2,052,950	1,512,609	904,514	834,197
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the SCT values to determine CAP, as reported in the PVP table above. None of the NEOs participate in any defined benefit plan and as such there is no adjustment included in the table below. The following table details the applicable adjustments that were made to determine CAP.
PEO SCT Total to CAP Reconciliation

Fiscal Year	Deduct SCT Stock & Options Awards	Add Year- End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Equity Granted in Prior Years	Add Vesting Date Value of Awards Granted During the Year That Vested During the Year	Add Change in Value of Vested Equity Granted in Prior Years	Deduct Fair Value of Equity for Equity Granted that Forfeited/Failed to Meet Vesting Conditions	Total Change in Value of Equity
PEO (Larkin)
2025	($7,178,776)	$1,407,885	$443,687	$6,589,186	($234,033)	$0	$1,027,949
Average Non-PEO NEOs
2025	($1,096,740)	$91,890	$27,897	$1,095,320	($15,525)	$0	$102,842

Compensation Actually Paid vs. Total Shareholder Return	CAP VERSUS TSR
Compensation Actually Paid vs. Net Income	CAP VERSUS NET INCOME
Compensation Actually Paid vs. Company Selected Measure	CAP VERSUS ADJUSTED EBITDA
Total Shareholder Return Vs Peer Group	CAP VERSUS TSR
Tabular List, Table

Most Important Performance Measures
Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (Adjusted EBITDA)
Adjusted Operating Cash Flow (Percent of Revenue)
Adjusted Return on Net Assets (RONA)
Relative Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 457	345	199	135	147
Peer Group Total Shareholder Return Amount	388	287	204	171	149
Net Income (Loss)	$ 193,000,000.0	$ 126,300,000	$ 43,600,000	$ 83,300,000	$ 10,100,000
Company Selected Measure Amount	490,200,000	374,800,000	288,100,000	194,600,000	146,700,000
PEO Name	Larkin	Larkin	Larkin	Larkin	Larkin
Additional 402(v) Disclosure	The Pay Versus Performance Table reflects the required disclosures for fiscal years 2025, 2024, 2023, 2022, and 2021.Represents the GAAP net income attributable to Granite Construction Inc. for each applicable fiscal year end from 2021 to 2025.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (Adjusted EBITDA)
Non-GAAP Measure Description	Adjusted EBITDA, a non-GAAP measure, is reflective of the Company’s ongoing core business operations. Adjusted EBITDA is earnings before interest, taxes and depreciation and amortization as further adjusted. The Compensation Committee pre-approves further adjustments annually. The following adjustments have been made to exclude the impact of certain charges such as acquisition, divestiture and restructuring expenses, impact of foreign currency, non-cash impairments, non-budgeted gains on sales, newly-adopted accounting standards, COVID-19 expenses, SEC investigation and other extraordinary legal costs, and losses on debt extinguishments.
Consistent with SEC requirements, the tables below demonstrate the relationship between CAP versus performance for the years 2025, 2024, 2023, 2022 and 2021.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Cash Flow (Percent of Revenue)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Return on Net Assets (RONA)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR)
Larkin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,861,425	$ 7,726,356	$ 4,224,356	$ 2,122,477	$ 2,363,579
PEO Actually Paid Compensation Amount	10,889,373	$ 9,099,937	$ 4,925,501	$ 1,971,387	$ 2,606,656
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,027,949
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,178,776
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,407,885
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	443,687
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,589,186
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,033
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,842
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,096,740
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,890
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,897
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,095,320
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,525
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0